Contents of Significant Accounts	12 Months Ended
Dec. 31, 2021
Contents Of Significant Accounts [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand and petty cash	$5,765	$5,684
Checking and savings accounts	20,163,007	33,738,883
Time deposits	66,939,601	88,876,572
Repurchase agreements collateralized by government bonds and corporate notes	6,939,663	10,000,992

Total	$94,048,036	$132,622,131

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks	$9,654,682	$13,289,438
Preferred stocks	3,299,004	2,602,622
Funds	2,674,476	3,862,932
Convertible bonds	412,175	691,303
Forward contracts	2,384	—

Total	$16,042,721	$20,446,295

Current	$1,216,634	$945,021
Non-current	14,826,087	19,501,274

Total	$16,042,721	$20,446,295

UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP., exchanged shares with CHIPBOND TECHNOLOGY CORPORATION (CHIPBOND) on November 5, 2021, and obtained 14 million common shares newly issued by CHIPBOND. Please refer to Note 6(18) for further information.

(3)	Financial Assets at Fair Value through Other Comprehensive Income

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Equity instruments
Common stocks	$10,355,999	$19,683,806
Preferred stocks	170,145	151,859

Total	$10,526,144	$19,835,665

Current	$—	$8,482,334
Non-current	10,526,144	11,353,331

Total	$10,526,144	$19,835,665

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2020	2021
		NT$	NT$
		(In Thousands)	(In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.	2,039,645	3,407,886
Common stock	UNIMICRON HOLDING LIMITED	722,122	1,461,098
Common stock	ITE TECH. INC.	950,674	1,514,658
Common stock	CHIPBOND TECHNOLOGY CORPORATION	—	3,546,027
Common stock	NOVATEK MICROELECTRONICS CORP.	6,068,053	8,863,632
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.	575,505	890,505
Preferred stock	MTIC HOLDINGS PTE. LTD.	170,145	151,859

a.
These investments in equity instruments are held for medium to long-term purposes and therefore are accounted for as fair value through other comprehensive income. UMC exchanged shares with CHIPBOND on November 5, 2021, and obtained 53 million common shares newly issued by CHIPBOND for the strategic cooperation between the Company and CHIPBOND. Please refer to Note 6(18) for further information.

b.	Dividend income recognized in profit or loss from equity instruments designated as fair value through other comprehensive income are listed below:

	For the years
	ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Held at end of period	$286,795	$465,679
Derecognized during the period	—	—

Total	$286,795	$465,679

c.
In consideration of the Company’s investment strategy, the Company disposed and derecognized certain investments designated as fair value through other comprehensive income. Details on derecognition of such investments are listed below:

	For the years
	ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Fair value on the date of disposal	$9,012,450	$—

Cumulative gains (losses) reclassified to retained earnings due to derecognition	$1,825,365	$—

Please refer to UNIMICRON in Note 6(6) for further information of 2020.

d.
UMC issued unsecured exchangeable bonds where the bondholders may exchange the bonds at any time on or after October 8, 2021 and prior to June 27, 2026 into Novatek common shares which UMC holds and accounts for as equity instruments investments measured at fair value through other comprehensive income. Please refer to Note 6(13) for the Company’s unsecured exchangeable bonds.

(4)	Accounts Receivable, Net

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Accounts receivable	$27,300,439	$34,818,600
Less: loss allowance	(206,084)	(194,491)

Net	$27,094,355	$34,624,109

Aging analysis of accounts
receivable:

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Neither past due	$23,801,905	$30,758,397

Past due:
≤ 30 days	2,730,865	3,294,617
31 to 60 days	95,398	138,854
61 to 90 days	13,258	8,026
91 to 120 days	23,774	43,413
≥ 121 days	635,239	575,293

Subtotal	3,498,534	4,060,203

Total	$27,300,439	$34,818,600

Movement of loss allowance for accounts

receivable:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Beginning balance	$621,410	$206,084
Net reversal for the period	(415,326)	(11,593)

Ending balance	$206,084	$194,491

The collection periods for third party domestic sales and third party overseas sales were month-end
30-60 days and net 30-60 days, respectively.
An impairment analysis is performed at each reporting date to measure expected credit losses (ECLs) of accounts receivable. For the receivables past due within 60 days, including not past due, the Company estimates an expected credit loss rate to calculate ECLs. For the years ended December 31, 2019, 2020 and 2021, the expected credit loss rates were not greater than 0.2%. The rate is determined based on the Company’s historical credit loss experience and customer’s current financial condition, adjusted for forward-looking factors such as customer’s economic environment. For the receivables past due over 60 days, the Company applies the aforementioned rate and assesses individually whether to recognize additional expected credit losses by considering customer’s operating condition and debt-paying ability.
(5)	Inventories, Net

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$5,507,002	$3,371,520
Supplies and spare parts	4,290,672	5,106,770
Work in process	11,872,971	14,043,143
Finished goods	881,841	489,750

Total	$22,552,486	$23,011,183

a.
For the years ended December 31, 2019, 2020 and 2021, the Company recognized NT$122,999 million, NT$133,143 million and NT$135,856 million, respectively, in operating costs, of which NT$820 million in 2019 was related to write-down of inventories, and NT$272 million and NT$426 million in 2020 and 2021, respectively, were related to reversal of write-down of inventories.

b.	None of the aforementioned inventories were pledged.

(6)	Investments Accounted for Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2020		2021
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,583,971	13.78	$1,767,821	13.78
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) (Note B)	9,072,632	13.36	10,337,813	13.30
Unlisted companies
MTIC HOLDINGS PTE. LTD. (Note C)	26,966	45.44	—	45.44
PURIUMFIL INC.	6,206	44.45	7,253	44.45
UNITECH CAPITAL INC.	823,185	42.00	976,559	42.00
TRIKNIGHT CAPITAL CORPORATION	2,481,874	40.00	4,044,867	40.00
HSUN CHIEH CAPITAL CORP.	195,675	40.00	229,598	40.00
HSUN CHIEH INVESTMENT CO., LTD.	2,312,698	36.49	3,437,053	36.49
YANN YUAN INVESTMENT CO., LTD.	3,554,979	30.87	7,013,118	28.22
UNITED LED CORPORATION HONG KONG LIMITED	96,026	25.14	98,954	25.14
VSENSE CO., LTD. (Note C)	941	23.98	—	23.98
TRANSLINK CAPITAL PARTNERS I, L.P. (Note D)	174,985	10.38	225,342	10.38

Total	$20,330,138		$28,138,378

Note A:
Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:
Beginning from June 2020, the Company accounts for its investment in UNIMICRON as an associate given the fact that the Company obtained the ability to exercise significant influence over UNIMICRON through representation on its Board of Directors. UNIMICRON was previously measured at fair value through other comprehensive income and reclassified as investments accounted for under the equity method. Cumulative fair value changes that was previously recognized in other comprehensive income up to reclassification date was reclassified to retained earnings in the current period.

Note C:
When the Company’s share of losses of an associate equals or exceeds its interest in that associate, the Company discontinues recognizing its share of further losses. Additional losses and liabilities are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of that associate.

Note D:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.
The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$10,657 million and NT$12,106 million, as of December 31, 2020 and 2021, respectively. The fair value of these investments were NT$18,885 million and NT$53,491 million, as of December 31, 2020 and 2021, respectively.
Although the Company is the largest shareholder of some associates; after comprehensive assessment, the Company does not own the major voting rights as the remaining voting rights holders are able to align and prevent the Company from ruling the relevant operation. Therefore, the Company does not control but owns significant influence over the aforementioned associates.
None of the aforementioned associates were pledged.

b.	Financial information of associates :
There is no individually significant associate for the Company. For individually immaterial associates, the following tables summarize the amount recognized by the Company at its share of those associates separately. When an associate is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2019, 2020 and 2021 were NT$(9) million, NT$(53) million and NT$(30) million, respectively, which were not included in the following table.

The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Profit from continuing operations	$115,329	$1,300,263	$5,193,495
Other comprehensive income	873,308	973,946	2,965,202

Total comprehensive income	$988,637	$2,274,209	$8,158,697

(7)	Other current assets

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Time deposits with original maturities of over three months to a year	$14,305,779	$28,834,684
Others	2,945,390	2,988,182

Total	$17,251,169	$31,822,866

(8)	Property, Plant and Equipment
2020

a.	Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$1,692,123	$38,437,588	$865,547,572	$65,909	$6,842,124	$65,883	$5,583,516	$918,234,715
Additions	—	—	—	—	—	—	26,420,747	26,420,747
Disposals	—	(1,316,833)	(5,305,744)	(10,856)	(169,716)	—	(12,938)	(6,816,087)
Transfers and reclassifications	—	109,586	17,142,065	—	246,622	62	(15,528,464)	1,969,871
Exchange effect	(1,510)	27,169	(5,814,568)	(155)	(10,252)	(2,171)	66,435	(5,735,052)

As of December 31, 2020	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$18,950,520	$745,722,965	$47,794	$5,383,434	$46,147	$—	$770,150,860
Depreciation	—	1,688,455	43,089,767	5,334	513,055	7,894	—	45,304,505
Disposals	—	(788,342)	(5,301,373)	(10,412)	(169,680)	—	—	(6,269,807)
Transfers and reclassifications	—	—	—	—	1,082	(1,924)	—	(842)
Exchange effect	—	655	(5,824,014)	16	(12,552)	(2,154)	—	(5,838,049)

As of December 31, 2020	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667

Net carrying amount:
As of December 31, 2020	$1,690,613	$17,406,222	$93,881,980	$12,166	$1,193,439	$13,811	$16,529,296	$130,727,527

b.	Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$459,635	$2,637,271	$125,413	$1,315,180	$4,537,499
Disposals	—	(179,132)	—	—	(179,132)
Exchange effect	(13)	(6,828)	—	453	(6,388)

As of December 31, 2020	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$—	$1,019,036	$125,413	$1,102,809	$2,247,258
Depreciation	—	100,454	—	69,425	169,879
Disposals	—	(107,240)	—	—	(107,240)
Exchange effect	—	(4,705)	—	(349)	(5,054)

As of December 31, 2020	$—	$1,007,545	$125,413	$1,171,885	$2,304,843

Net carrying amount:
As of December 31, 2020	$459,622	$1,443,766	$—	$143,748	$2,047,136

2021

a.	Assets Used by the Company:
Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$1,690,613	$37,257,510	$871,569,325	$54,898	$6,908,778	$63,774	$16,529,296	$934,074,194
Additions	—	—	—	—	—	—	38,284,083	38,284,083
Disposals	—	(20,455)	(3,587,695)	(791)	(5,010)	—	(22,822)	(3,636,773)
Transfers and reclassifications	(96,439)	114,081	35,718,256	2,158	433,504	204	(31,692,267)	4,479,497
Exchange effect	(102,831)	(523,656)	(5,893,187)	(306)	(32,098)	(2,696)	(242,257)	(6,797,031)

As of December 31, 2021	$1,491,343	$36,827,480	$897,806,699	$55,959	$7,305,174	$61,282	$22,856,033	$966,403,970

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$19,851,288	$777,687,345	$42,732	$5,715,339	$49,963	$—	$803,346,667
Depreciation	—	1,474,241	41,329,061	5,310	531,085	7,247	—	43,346,944
Disposals	—	(20,455)	(3,580,477)	(791)	(5,003)	—	—	(3,606,726)
Transfers and reclassifications	—	1,645	125,413	—	—	—	—	127,058
Exchange effect	—	(121,750)	(4,656,461)	(143)	(19,038)	(2,085)	—	(4,799,477)

As of December 31, 2021	$—	$21,184,969	$810,904,881	$47,108	$6,222,383	$55,125	$—	$838,414,466

Net carrying amount:
As of December 31, 2021	$1,491,343	$15,642,511	$86,901,818	$8,851	$1,082,791	$6,157	$22,856,033	$127,989,504

b.	Assets Subject to Operating Leases:
Cost:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$459,622	$2,451,311	$125,413	$1,315,633	$4,351,979
Transfers and reclassifications	96,439	(18,542)	(125,413)	—	(47,516)
Exchange effect	(7,051)	(10,380)	—	(2,930)	(20,361)

As of December 31, 2021	$549,010	$2,422,389	$—	$1,312,703	$4,284,102

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Furniture and fixtures	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$—	$1,007,545	$125,413	$1,171,885	$2,304,843
Depreciation	—	94,130	—	67,347	161,477
Transfers and reclassifications	—	(1,645)	(125,413)	—	(127,058)
Exchange effect	—	(4,917)	—	(2,442)	(7,359)

As of December 31, 2021	$—	$1,095,113	$—	$1,236,790	$2,331,903

Net carrying amount:
As of December 31, 2021	$549,010	$1,327,276	$—	$75,913	$1,952,199

In order to improve operations, reduce fixed costs and obtain the funds required for the company future operation, the subsidiary of new business segment (NEXPOWER) disposed of its building and facility equipment located in Taichung City in accordance with a resolution of the Board of Directors’ meeting. The Company completed the disposal in the third quarter of 2020 and recorded a gain on disposal of NT$1,081 million in the other operating income and expenses.
Please refer to Note 8 for property, plant and equipment pledged as collateral.

(9)	Leases
The Company leases various properties, such as land (including land use right), buildings, machinery and equipment, transportation equipment and other equipment with lease terms of 1 to 30 years, except for the land use rights with lease term of 50 years. Most lease contracts of land located in R.O.C state that lease payments will be adjusted based on the announced land value. The Company does not have purchase options of leased land at the end of the lease terms.

a.	The Company as a lessee

(a)	Right-of-use Assets

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Land (including land use right)	$5,146,342	$4,877,702
Buildings	352,119	284,011
Machinery and equipment	2,227,035	1,940,084
Transportation equipment	12,252	18,704
Other equipment	10,294	6,344

Net	$7,748,042	$7,126,845

	For the years ended December 31,
	2020	2021
	NT$	NT$
Depreciation	(In Thousands)	(In Thousands)
Land (including land use right)	$333,402	$325,268
Buildings	120,111	121,373
Machinery and equipment	223,120	210,188
Transportation equipment	8,145	9,858
Other equipment	4,531	4,524

Total	$689,309	$671,211

i.	For the years ended December 31, 2020 and 2021, the Company’s addition to right-of-use assets amounted to NT$567 million and NT$207 million, respectively.

ii.	Please refer to Note 8 for right-of-use assets pledged as collateral.

(b)	Lease Liabilities

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Current	$550,147	$557,873
Non-current	5,026,717	4,510,881

Total	$5,576,864	$5,068,754

Please refer to Note 6(23) for the interest expenses on the lease liabilities.

b.	The Company as a lessor
The Company entered into leases on certain property, plant and equipment which are classified as operating leases as they did not transfer substantially all of the risks and rewards incidental to ownership of the underlying assets. The main contracts are to lease the dormitory to the employees with cancellation clauses. Please refer to Note 6(8) for relevant disclosure of property, plant and equipment for operating leases.

(10)	Intangible Assets
2020
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$15,012	$3,347,148	$4,183,505	$3,548,006	$11,093,671
Additions	—	1,201,288	212,269	862,063	2,275,620
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	(3,808)	—	—	(3,808)
Exchange effect	—	32,341	145,714	2,886	180,941

As of December 31, 2020	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$7,398	$951,176	$2,299,223	$2,637,627	$5,895,424
Amortization	—	1,363,607	536,953	810,225	2,710,785
Write-off	—	(312,411)	(11,023)	(915,703)	(1,239,137)
Reclassifications	—	841	—	—	841
Exchange effect	—	31,815	26,884	2,762	61,461

As of December 31, 2020	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374

Net carrying amount: As of December 31, 2020	$7,614	$2,229,530	$1,678,428	$962,341	$4,877,913

2021
Cost
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$15,012	$4,264,558	$4,530,465	$3,497,252	$12,307,287
Additions	—	1,333,882	56,331	330,976	1,721,189
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Reclassifications	—	(758)	—	—	(758)
Exchange effect	—	(165,543)	(95,632)	(21,862)	(283,037)

As of December 31, 2021	$15,012	$4,845,037	$4,491,164	$3,348,071	$12,699,284

Accumulated Amortization and Impairment
:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2021	$7,398	$2,035,028	$2,852,037	$2,534,911	$7,429,374
Amortization	—	1,566,948	538,874	747,617	2,853,439
Write-off	—	(587,102)	—	(458,295)	(1,045,397)
Exchange effect	—	(101,050)	(66,244)	(15,771)	(183,065)

As of December 31, 2021	$7,398	$2,913,824	$3,324,667	$2,808,462	$9,054,351

Net carrying amount: As of December 31, 2021	$7,614	$1,931,213	$1,166,497	$539,609	$3,644,933

The amortization amounts of intangible assets were as follows:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$866,497	$798,011

Operating expenses	$1,844,288	$2,055,428

(11)	Short-Term Loans

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$11,057,132	$1,924,124

	For the years ended December 31,
	2019	2020	2021
Interest rates applied	0.00%-4.55%	0.00%-4.05%	0.15%-3.60%

The Company’s
 unused short-term lines of credit amounted to NT$63,177 million and NT$72,743 million as of December 31, 2020 and 2021, respectively.

(12)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Embedded derivatives in exchangeable bonds	$—	$2,380,599
Forward contracts	2,326	—

Total	$2,326	$2,380,599

(13)	Bonds Payable

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$18,700,000	$31,300,000
Unsecured exchangeable bonds payable	—	10,817,047
Less: Discounts on bonds payable	(9,616)	(1,580,389)

Total	18,690,384	40,536,658
Less: Current or exchangeable portion due within one year	(1,999,910)	(17,458,959)

Net	$16,690,474	$23,077,699

a.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds are as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest was paid annually and the principal was fully repaid in March 2020.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest was paid annually and the principal was fully repaid in June 2021.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 mil lio n	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Five-year	In late April 2021	NT$5,500 million	0.57%	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Seven-year	In late April 2021	NT$2,000 million	0.63%	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Ten-year (green bond)	In late April 2021	NT$2,100 million	0.68%	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Five-year	In mid-December 2021	NT$5,000 million	0.63%	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.

b.
On May 18, 2015, UMC issued
SGX-ST
listed currency linked zero coupon convertible bonds. In accordance with IAS 32 “Financial Instruments Presentation”, the value of the conversion right of the convertible bonds was determined at issuance and recognized in additional paid-in
capital-stock options amounting to NT$1,894 million, after reduction of issuance costs amounting to NT$9 million. The effective interest rate on the liability component of the convertible bonds was determined to be 2.03%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: US$600 million

ii.	Period: May 18, 2015 - May 18, 2020 (Maturity date)

iii.	Redemption:

(i)
UMC may redeem the bonds, in whole or in part, after 3 years of the issuance and prior to the maturity date, at the principal amount of the bonds with an interest calculated at the rate of
-0.25%
per annum (the Early Redemption Amount) if the closing price of the ordinary shares of UMC on the TWSE, for a period of 20 out of 30 consecutive trading days, the last of which occurs not more than 5 days prior to the date upon which notice of such redemption is published, is at least 125% of the conversion price. The Early Redemption Price will be converted into NTD based on the Fixed Exchange Rate (NTD 30.708=USD 1.00), and this fixed NTD amount will be converted using the prevailing rate at the time of redemption for payment in USD.

(ii)	UMC may redeem the bonds, in whole, but not in part, at the Early Redemption Amount if at least 90% in principal amount of the bonds has already been converted, redeemed or repurchased and cancelled.

(iii)
UMC may redeem all, but not part, of the bonds, at the Early Redemption Amount at any time, in the event of certain changes in the R.O.C.’s tax rules which would require UMC to gross up for payments of principal, or to gross up for payments of interest or premium.

(iv)	All or any portion of the bonds will be redeemable at Early Redemption Amount at the option of bondholders on May 18, 2018 at 99.25% of the principal amount.

(v)	Bondholders have the right to require UMC to redeem all of the bonds at the Early Redemption Amount if UMC’s ordinary shares cease to be listed on the Taiwan Stock Exchange.

(vi)
In the event that a change of control as defined in the indenture of the bonds occurs to UMC, the bondholders shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Conversion:

(i)	Underlying Securities: Ordinary shares of UMC

(ii)
Conversion Period: The bonds are convertible at any time on or after June 28, 2015 and prior to May 8, 2020, into UMC ordinary shares; provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Conversion Price and Adjustment: The conversion price was originally NT$17.50 per share. The conversion price will be subject to adjustments upon the occurrence of certain events set out in the indenture.

v.	Conversion of Bonds:
The last conversion date of the bonds was on March 31, 2020. For the years ended December 31, 2019 and 2020, the outstanding principal amount of the convertible bonds totaling US$15 million and US$215 million had been converted into 33 million shares and 465 million shares, respectively.
Upon the maturity date of May 18, 2020, UMC fully redeemed the remaining unconverted bonds at 98.76% of the principal amount. The principal amount of redemption amounted to US$369 million. UMC reclassified cancelled convertible rights of NT$1,166 million from additional paid in capital-stock options to additional paid in capital-others.

c.
On July 7, 2021, UMC issued
SGX-ST
listed currency linked zero coupon exchangeable bonds. In accordance with IFRS 9, the value of the exchange right, call option and put option (together referred to as Option) of the exchangeable bonds was separated from the host and accounted for as “financial liabilities at fair value through profit or loss, current”. The effective rate of the host bond was 3.49%. The terms and conditions of the bonds are as follows:

i.	Issue Amount: US$400 million

ii.	Period: July 7, 2021 - July 7, 2026 (Maturity Date)

iii.	Redemption:
UMC may, at its option, redeem in whole or in part at the principal amount of the bonds with an interest calculated at the rate of -0.625% per annum (the Early Redemption Amount) at any time after the third anniversary from the issue date and prior to the Maturity Date, if the closing price of the common shares of Novatek Microelectronics Corporation (“Novatek”) on the Taiwan Stock Exchange (the “TWSE”), converted into U.S. dollars at the prevailing exchange rate, for 20 out of 30 consecutive trading days prior to the publication of the redemption notice is at least 130% of the quotient of the Early Redemption Amount multiplied by the then exchange price (converted into U.S. dollars at the Fixed Exchange Rate), divided by the principal amount of the bonds.

(i)
The Early Redemption Amount will be converted into NTD based on the Fixed Exchange Rate (NTD 27.902=USD 1.00), and this fixed NTD amount will then be converted using the prevailing exchange at the time of redemption for payment in USD.

(ii)
UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount, in the event that over 90% of the bonds have been previously redeemed, repurchased and cancelled or exchanged.

(iii)
In the event of any change in ROC taxation resulting in increase of tax obligation or the necessity to pay additional interest expense or increase of additional costs to UMC, UMC may redeem the outstanding bonds in whole, but not in part, at the Early Redemption Amount. Bondholders may elect not to have their bonds redeemed but with no entitlement to any additional amounts or reimbursement of additional taxes.

(iv)	All or any portion of the bonds will be redeemable at put price at the option of bondholders on July 7, 2024 at 98.14% of the principal amount.

(v)
In the event that the common shares of Novatek cease to be listed or are suspended from trading for a period equal to or exceeding 30 consecutive trading days on the TWSE, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

(vi)
Upon the occurrence of a change of control (as defined in the indenture) of UMC, each bondholder shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

iv.	Terms of Exchange:

(i)	Underlying Securities: Common Shares of Novatek

(ii)
Exchange Period: The bonds are exchangeable at any time on or after October 8, 2021 and prior to June 27, 2026, into Novatek common shares. If for any reason UMC does not have sufficient Novatek common shares to deliver upon the exchange of any bond, then, UMC will pay to the exchanging bondholder an amount in U.S. dollars equal to the product of the volume-weighted average closing price per Novatek common share on the TWSE for five consecutive trading days starting from and including the applicable exercise date (as defined in the indenture) (or such fewer number of trading days as are available within ten days starting from and including the applicable exercise date) each converted into USD at the prevailing rate on the day preceding the applicable trading day and the number of Novatck common shares that UMC is unable to deliver. Provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

(iii)
Exchange Price and Adjustment: The exchange price was originally NT$731.25 per Novatek common share. The exchange price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The exchange price was NT$709.2 per Novatek common share on December 31, 2021.

v.	Redemption on the Maturity Date:
The bonds will be redeemed with 96.92% principal amount on the maturity date unless:

(i)	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder;
(ii)	The bondholders shall have exercised the exchange right before maturity; or

(iii)	The bonds shall have been redeemed or repurchased by UMC and cancelled.

(14)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2020 and 2021 were as follows:

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$1,640	$—	Repayable quarterly from July 3, 2017 to July 5, 2021 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2)	19,464	14,598	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	59,459	47,568	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	21,146	13,125	Repayable monthly from May 31, 2019 to May 31, 2023 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	56,000	44,000	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	28,965	22,759	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	—	101,000	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Syndicated Loans from China Development Bank and 6 others (1) (Note A)	22,236,343	18,158,940	Repayable semi-annually from October 20, 2016 to October 20, 2024 with semi-annually interest payments. Interest-only payment for the first and the second year.

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Syndicated Loans from China Development Bank and 6 others (2)	—	12,236,000	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from First Commercial Bank	—	47,000	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from KGI Bank	—	21,000	Repayable semi-annually from December 27, 2021 to December 27, 2026 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from ICBC Bank	1,702,589	—	Repayable semi-annually from September 20, 2019 to September 9, 2021 with quarterly interest payments. Interest-only payment for the first semi-annually year.
Unsecured Long-Term Loan from Xiamen Bank	440,500	436,126
Repayable semi-annually from November 24, 2020 to May 24, 2022 of RMB 0.1 million with monthly interest payments and the remaining principal will be repaid once at maturity. Interest-only payment for the first semi-annually year.

Unsecured Long-Term Loan from Bank of China	—	982,791	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	2,000,000	500,000	Repayable quarterly from March 10, 2022 to December 10, 2024 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	—	450,000	Repayable quarterly from March 24, 2023 to March 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank	2,000,000	—	Repayable quarterly from May 5, 2023 to May 5, 2025 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note B)	1,500,000	500,000	Repayable semi-annually from October 16, 2020 to April 16, 2022 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note C)	700,000	200,000	Repayable annually from August 9, 2020 to August 9, 2023 with monthly interest payments.
Unsecured Revolving Loan from Chang Hwa Commercial Bank (Note D)	1,000,000	550,000	Repayable quarterly from January 27, 2021 to October 27, 2022 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (1) (Note E)	1,000,000	—	Repayable annually from December 11, 2021 to December 11, 2023 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (2) (Note E )	—	500,000	Repayable annually from August 10, 2023 to August 10, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note F)	300,000	—	Settlement due on May 15, 2025 with monthly interest payments.

	As of December 31,
Lenders	2020	2021	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured Revolving Loan from First Commercial Bank (2) (Note G)	—	300,000	Settlement due on February 25, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (3) (Note G)	—	300,000	Settlement due on March 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (4) (Note G)	—	200,000	Settlement due on June 15, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note H)	—	1,000,000	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.

Subtotal	33,066,106	36,624,907
Less: Current portion	(24,985,168)	(19,873,011)

Total	$8,080,938	$16,751,896

	For the years ended December 31,
	2019	2020	2021
Interest rates applied	0.55%-5.56%	0.84%-4.67%	0.85%-4.66%

Note A:
USCXM, the subsidiary of UMC failed to comply with the loan covenant to maintain its financial ratio at certain level and therefore the loan is reclassified to current liabilities as of December 31, 2020 and 2021. The bank exemption of 2020 and 2021 have been obtained as of April 21, 2021 and February 7, 2022, respectively.

Note B:
UMC entered into a
5-year
loan agreement with Mega International Commercial Bank, effective from October 17, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the two years and six months after the first use and every six months thereafter, with a total of six adjustments. The expiration date of the agreement is April 16, 2022. As of December 31, 2020 and 2021, the line of credit were fully utilized.

Note C:
UMC entered into a
5-year
loan agreement with Taipei Fubon Bank, effective from February 9, 2018. The agreement offered UMC a revolving line of credit of NT$2 billion. This line of credit will be reduced starting from the end of the two years after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 9, 2023. As of December 31, 2020 and 2021, the unused line of credit were both NT$0.8 billion.

Note D:
UMC entered into a
5-year
loan agreement with Chang Hwa Commercial Bank, effective from November 2, 2016. The agreement offered UMC a revolving line of credit of NT$3 billion. This line of credit will be reduced starting from the end of the third year after the first use and every three months thereafter, with a total of nine adjustments. The expiration date of the agreement is October 27, 2022. As of December 31, 2020 and 2021, the unused line of credit were NT$1.7 billion and NT$0.8 billion, respectively.

Note E:
UMC entered into a
5-year
loan agreement with KGI Commercial Bank, effective from September 11, 2018. The agreement offered UMC a revolving line of credit of NT$2.5 billion which has been modified into NT$3 billion as of May 10, 2021. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is August 10, 2026. As of December 31, 2020 and 2021, the unused line of credit were NT$1 billion and NT$2.5 billion, respectively.

Note F:	First Commercial Bank approved the 1-year credit loan on December 30, 2019, which has expired on December 30, 2020.

Note G:
First Commercial Bank approved the
1-year
credit loan on January 18, 2021, which offered UMC a revolving line of credit of NT$2 billion starting from the approval date to January 17, 2022. As of December 31, 2021, the unused line of credit was NT$1.2 billion.

Note H:
UMC entered into a
5-year
loan agreement with Yuanta Commercial Bank, effective from March 3, 2021. The agreement offered UMC a revolving line of credit of NT$4 billion. This line of credit will be reduced starting from the end of the second year after the contract date and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is March 2, 2026. As of December 31, 2021, the unused line of credit was NT$3 billion.

b.	Please refer to Note 8 for property, plant and equipment and right-of-use assets pledged as collateral for long- term loans.

c.
In 2016, HJ resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2020 and 2021 were NT$8,362 million and NT$7,450 million, respectively. As of December 31, 2020 and 2021, the actual amount provided were NT$4,564 million and NT$6,438 million, respectively.

d.
In 2017, UMC resolved to provide endorsement for USCXM’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2020 and 2021 were US$371 million/RMB¥1.97 billion and US$290 million/RMB¥2.05 billion, respectively. As of December 31, 2020 and 2021, the actual amount provided were NT$10,350 million and NT$14,566 million, respectively.

(15)	Post-Employment Benefits

a.	Defined contribution plan
The employee pension plan under the Labor Pension Act of the R.O.C. is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas are provided in accordance with the local regulations. Total pension expenses of NT$1,369 million, NT$1,478 million and NT$1,636 million were contributed by the Company for the years ended December 31, 2019, 2020 and 2021, respectively.

b.	Defined benefit plan
The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2019, 2020 and 2021, total pension expenses of NT$59 million, NT$40 million and NT$23 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Defined benefit obligation at beginning of year	$(5,411,069)	$(5,561,999)
Items recognized as profit or loss:
Service cost	(13,090)	(11,009)
Interest cost	(36,254)	(16,130)

Subtotal	(49,344)	(27,139)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	—	(4,537)
Arising from changes in financial assumptions	(173,615)	(123,140)
Experience adjustments	(70,461)	(91,268)

Subtotal	(244,076)	(218,945)

Benefits paid	142,490	349,750

Defined benefit obligation at end of year	$(5,561,999)	$(5,458,333)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance of fair value of plan assets	$1,385,696	$1,399,345
Items recognized as profit or loss:
Interest income on plan assets	9,284	4,059
Contribution by employer	95,360	505,890
Benefits paid	(142,490)	(349,750)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	51,495	21,468

Fair value of plan assets at end of year	$1,399,345	$1,581,012

The actual returns on plan assets of the Company for the years ended December 31, 2020 and 2021 were NT$61 million and NT$26 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets were as follows:

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Present value of the defined benefit obligation	$(5,561,999)	$(5,458,333)
Fair value of plan assets	1,399,345	1,581,012

Funded status	(4,162,654)	(3,877,321)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,162,654)	$(3,877,321)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2020	2021

Cash	16%	24%
Equity instruments	48%	43%
Debt instruments	25%	23%
Others	11%	10%
Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year
time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2020	2021
Discount rate	0.29%	0.62%
Rate of future salary increase	3.50%	4.25%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2021
NT$ (In Thousands)

2022	$373,879
2023	373,406
2024	397,426
2025	432,167
2026	435,179
2027 and thereafter	3,721,746

Total	$5,733,803

The Company expects to make pension fund contribution of NT$697 million in 2022. The weighted-average durations of the defined benefit obligation were 9 years and 8 years as of December 31, 2020 and 2021, respectively.

vii.	Sensitivity analysis:

As of December 31, 2020
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)

Decrease (increase) in defined benefit obligation	$226,798	$—	$(204,390)	$195,078

As of December 31, 2021
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)

Decrease (increase) in defined benefit obligation	$207,999	$(220,561)	$(184,551)	$176,567

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.
(16)	Deferred Government Grants

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$13,551,553	$10,207,109
Arising during the period	578,844	2,498,990
Recorded in profit or loss:
Other operating income	(3,994,818)	(4,069,055)
Exchange effect	71,530	(93,246)

Ending balance	$10,207,109	$8,543,798

Current (classified under other current liabilities)	$3,836,211	$4,096,742
Non-current (classified under other noncurrent liabilities)	6,370,898	4,447,056

Total	$10,207,109	$8,543,798

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment and recorded in the net other operating income and expenses.

(17)	Refund Liabilities (classified under other current liabilities)

	As of December 31,
	2020	2021
	NT$ (In Thousands)	NT$ (In Thousands)
Refund liabilities	$1,252,451	$724,207

(18)	Equity

a.	Capital stock:

i.
UMC had 26,000 million common shares authorized to be issued as of December 31, 2020 and 2021, of which 12,422 million shares and 12,483 million shares were issued as of December 31, 2020 and 2021, respectively, each at a par value of NT$10.

ii.
UMC had 127 million and 149 million ADSs, which were traded on the NYSE as of December 31, 2020 and 2021, respectively. The total number of common shares of UMC represented by all issued ADSs were 636 million shares and 746 million shares as of December 31, 2020 and 2021, respectively. One ADS represents five common shares.

iii.	Please refer to Note 6(13) for the Company’s conversion of unsecured convertible bonds into ordinary shares of UMC for the year ended December 31, 2020.

iv.
On September 1, 2020 and June 9, 2021, UMC issued restricted stocks for its employees in a total of 200 million shares and 1 million shares with a par value of NT$
10
each, respectively. The aforementioned issuance of new shares was approved by the competent authority and the registration was completed. Please refer to Note 6(19) for the information of restricted stocks.

v.
As of December 31, 2021, UMC has recalled and cancelled 2 million shares of restricted stocks issued for employees according to the issuance plan. The aforementioned reduction of capital was approved by the competent authority and the registration was completed.

vi.
On September 3, 2021, the Board of Directors’ meeting approved the share exchange transaction with CHIPBOND. UMC issued 61 million common shares with a par value of NT$10 and obtained 53 million common shares newly issued by CHIPBOND. The aforementioned issuance of new shares was approved by the competent authority and the change in share registration was completed. The share exchanged date was November 5, 2021. Please refer to Note 6(3) for further information.

b.	Treasury stock:

i.
UMC carried out a treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for the repurchase and changes in treasury stock during the years ended December 31, 2020 and 2021 were as follows:

For the year ended December 31, 2020
(In thousands of shares)

Purpose	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
For transfer to employees	—	105,000	105,000	—

For the year ended December 31, 2021 : None.

ii.
According to the Securities and Exchange Law of the R.O.C., the total shares of treasury stock shall not exceed 10% of UMC’s issued stock, and the total purchase amount shall not exceed the sum of the retained earnings, additional paid-in
capital-premiums and realized additional
paid-in
capital. As of December 31, 2020 and 2021, the treasury stock held by UMC did not exceed the threshold.

iii.
In compliance with Securities and Exchange Law of the R.O.C., treasury stock held by the parent company should not be pledged, nor should it be entitled to voting rights or receiving dividends. Stock held by subsidiaries and associates is treated as treasury stock. According to the Company Act of R.O.C., these subsidiaries have the same rights as other shareholders except for subscription to new stock issuance and voting rights.

iv.
As of December 31, 2020, UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP. (FORTUNE), held 16 million shares of UMC’s stock and FORTUNE measured UMC’s stock as financial assets at fair value through other comprehensive income. On September 3, 2021, the share exchange transaction with CHIPBOND was approved by FORTUNE’s Board of Directors’ meeting. The 16 million shares of UMC held by FORTUNE were exchanged for 14 million common shares newly issued by CHIPBOND. As of December 31, 2020 and 2021, UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH), held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD. (YANN YUAN), held 201 million and 160 million shares of UMC’s stock, respectively. HSUN CHIEH measured UMC’s stock as financial assets at fair value through profit or loss while YANN YUAN measured UMC’s stock as financial assets at fair value through other comprehensive income. The closing prices of UMC’s stock on December 31, 2020 and 2021 were NT$47.15 and NT$65.00, respectively.

c.	Retained earnings and dividend policies:
According to UMC’s Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order :

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.
The remaining, if applicable, may be distributed preferentially as preferred shares dividends for the current year, and if there is still a remaining balance, in addition to the previous year’s unappropriated earnings, UMC shall distribute it according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the shareholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as shareholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the shareholders’ meeting every year. The distribution of shareholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.
According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end.
Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.
The appropriation of earnings for 2020 was approved by the shareholders’ meeting held on July 7, 2021, while the appropriation of earnings for 2021 was proposed by the Board of Directors’ meeting on February 24, 2022. The details of appropriation were as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2020	2021	2020	2021

Legal reserve	$3,197,890	$5,832,570
Special reserve	(2,857,666)	(3,250,434)
Cash dividends	19,875,842	—	$1.60	$—
In addition, the Board of Directors’ meeting held on February 24, 2022 proposed to distribute cash from additional paid-in capital of NT$37,446 million, at approximately NT$3.00 per share.
The aforementioned 2020 appropriation approved by shareholders’ meeting was consistent with the resolutions of the Board of Directors’ meeting held on February 24, 2021.

The cash dividend per share for 2020 was adjusted to NT$1.59988820 per share. The adjustment was due to the net increase of outstanding common shares from cancellation and issuance of the restricted stocks.
The appropriation of 2021 unappropriated retained earnings has not yet been approved by the shareholders’ meeting as of the reporting date. Information relevant to the Board of Directors’ meeting resolutions and shareholders’ meeting approval can be obtained from the “Market Observation Post System” on the website of the TWSE.
Please refer to Note 6(21) for information on the employees and directors’ compensation.

d.	Non-controlling interests:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$466,768	$410,065	$113,356
Attributable to non-controlling interests:
Net loss	(3,578,847)	(2,009,077)	(668,245)
Other comprehensive income (loss)	(15,213)	126,653	(19)
Disposal of subsidiaries	—	(51,565)	—
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	—	106,879	—
Changes in subsidiaries’ ownership	24,740	(10,331)	(11,126)
Non-controlling interests	—	(551,608)	23,430
Derecognition of the non-controlling interests	3,512,617	2,092,340	765,785

Ending balance	$410,065	$113,356	$223,181

(19)	Share-Based Payment

a.	Treasury stock plan for employees
In August 2018, the Company executed a compensation plan to offer 200 million shares of treasury stock to qualified employees of UMC. The compensation cost for the share-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of the Company’s shares on the grant date was NT$16.95 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost once granted, whereas for the stocks with requisite service conditions to vest at the end of one or two years from the date of grant, the Company recognizes the compensation cost over the vesting period in which the services conditions are fulfilled, together with a corresponding increase in equity. The compensation plan had expired in September 2020. For the years ended December 31, 2019 and 2020, the compensation cost of NT$366 million and NT$107 million, respectively, were recognized in expenses by the Company.
In September 2020, the Company executed a compensation plan to offer 105 million shares of treasury stock to qualified employees of the Company. The compensation cost for the share-based payment was measured at fair value, having recognized in expense the difference between the closing quoted market price of the shares at the grant date and the cash received from employees. The closing quoted market price of the Company’s shares on the grant date was NT$21.45 per share. For the stocks vested on the date of grant, the Company recognized the entire compensation cost once granted, whereas for the stocks with requisite service conditions to vest at the end of one year from the date of grant, the Company recognizes the compensation cost over the period in which the services conditions are fulfilled, together with a corresponding increase in equity. The compensation plan had expired in September 2021. For the years ended December 31, 2020 and 2021, the compensation costs of NT$348 million and NT$226 million, respectively, were recognized in expenses by the Company.

b.	Restricted stock plan for employees
On June 10, 2020, the shareholders approved a compensation plan in their meeting to issue restricted stocks to qualified employees of UMC without consideration. The maximum shares to be issued are 233 million common shares. The Company is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective registration from the competent authority.

The issuance plan was authorized for effective registration by the Securities and Futures Bureau of the FSC and accordingly, 200 million shares and 1 million shares of restricted stock for employees were issued without consideration on September 1, 2020 and June 9, 2021, respectively. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested restricted stocks at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will recall and cancel their stocks without consideration. During the vesting period, the restricted stock holders are entitled the same rights as those of common stock holders including the right to receive dividends, but are restricted to sell, pledge, set guarantee, transfer, grant, or dispose the restricted stocks in any other ways. Related information can be obtained from the “Market Observation Post System” on the website of the TWSE.
The aforementioned compensation costs for the equity-settled share-based payment were measured at fair value based on the closing quoted market price of the shares on the grant date, NT$21.8 and NT$53.0 per share, respectively. The unvested restricted stocks issued on the grant date for employees are recognized in unearned employee compensation as a transitional contra equity account and such account shall be amortized as compensation expense over the vesting period. For the years ended December 31, 2020 and 2021, the compensation costs of NT$504 million and NT$1,520 million, respectively, were recognized in expenses by the Company.

c.	Stock appreciation right plan for employees
In September 2020 and June 2021, the Company executed a compensation plan to grant 26 million units and 1 million units of cash-settled stock appreciation right to qualified employees of the Company without consideration, respectively. One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC. The life of the plan is four years. Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by the Company are gradually eligible to the vested stock appreciation right at certain percentage and time frame. For those employees who fail to fulfill the vesting conditions, the Company will withdraw their rights without consideration. During the vesting period, the holders of the stock appreciation right are not entitled the same rights as those of common stock holders of UMC.

The compensation cost for the cash-settled share-based payment was measured at fair value on the grant date by using Black-Scholes Option Pricing Model and will be remeasured at the end of each reporting period until settlement. As of December 31, 2021, the assumptions used are as below:

	Granted in September 2020	Granted in June 2021
Share price of measurement date (NT$/ per share)	$65.00	$65.00
Expected volatility	40.11%-42.88%	38.52%-47.75%
Expected life	0.67-2.67 years	1.44-3.44 years
Expected dividend yield	5.27%	5.27%
Risk-free interest rate	0.32%-0.46%	0.38%-0.50%
For the years ended December 31, 2020 and 2021, the compensation costs of NT$80 million and NT$271 million, respectively, were recognized in expenses by the Company. As of December 31, 2020 and 2021, the liabilities for stock appreciation right recognized which were classified under other payables and other noncurrent liabilities amounted to NT$81 million and NT$352 million, respectively. The intrinsic value for the liabilities of vested rights were both nil.

(20)	Operating Revenues

a.	Disaggregation of revenue

i.	By product

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Wafer	$142,625,019	$169,885,201	$204,594,399
Others	5,576,622	6,935,713	8,416,619

Total	$148,201,641	$176,820,914	$213,011,018

ii.	By geography

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Taiwan	$53,966,435	$65,003,509	$80,655,096
Singapore	23,979,343	26,054,856	29,068,748
China (includes Hong Kong)	19,115,188	22,629,388	31,176,136
Japan	9,855,772	15,363,352	13,705,192
USA	19,957,615	24,546,963	24,270,210
Europe	6,900,339	6,416,235	5,628,998
Others	14,426,949	16,806,611	28,506,638

Total	$148,201,641	$176,820,914	$213,011,018

The geographic breakdown of the Company’s operating revenues was based on the location of the Company’s customers.

iii.	By the timing of revenue recognition

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
At a point in time	$147,057,035	$174,492,036	$211,074,982
Over time	1,144,606	2,328,878	1,936,036

Total	$148,201,641	$176,820,914	$213,011,018

b.	Contract balances

i.	Contract assets, current

	As of January 1,	As of December 31,
	2020	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$599,491	$625,222	$677,326
Less: Loss allowance	(385,248)	(367,381)	(357,705)

Net	$214,243	$257,841	$319,621

The loss allowance was assessed by the Company primarily at an amount equal to lifetime expected credit losses. The loss allowance was mainly resulted from the suspension of the joint technology development agreement as disclosed in Note 9(7).

ii.	Contract liabilities

	As of January 1,	As of December 31,
	2020	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Sales of goods and services	$1,470,195	$2,497,469	$4,083,140

Current	$988,115	$2,040,989	$3,441,754
Non-current	482,080	456,480	641,386

Total	$1,470,195	$2,497,469	$4,083,140

The movement

of contract liabilities is mainly caused by the timing difference of the satisfaction of a performance of obligation and the consideration received from customers.
The Company
recognized
NT$706 million and NT$1,416 million, respectively, in revenues from the contract liabilities balance at the beginning of the period as performance obligations were satisfied for the years ended December 31, 2020 and 2021.

c.
The Company’s transaction price allocated to unsatisfied performance obligations amounted to NT$2,759 million and NT$167 million as of December 31, 2020 and 2021, respectively. The Company will recognize revenue as the Company satisfies its performance obligations over time that aligns with progress toward completion of a contract in the future. As of the report date, partial contract was due in May 2021. The estimate of the transaction price does not include any estimated amounts of variable consideration that are constrained.

d.	Asset recognized from costs to fulfill a contract with customer
As of December 31, 2020 and 2021, the Company recognized costs to fulfill engineering service contracts eligible for capitalization as other current assets which amounted to NT$549 million and NT$612 million, respectively. Subsequently, the Company will expense from costs to fulfill a contract to operating costs when the related obligations are satisfied.

(21)	Operating Costs and Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2019			2020			2021
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$17,109,432	$7,712,792	$24,822,224	$20,367,325	$9,412,151	$29,779,476	$23,388,888	$11,806,207	$35,195,095
Labor and health insurance	911,037	395,571	1,306,608	1,061,848	452,848	1,514,696	1,183,315	458,179	1,641,494
Pension	1,066,877	361,281	1,428,158	1,138,429	379,298	1,517,727	1,259,044	399,879	1,658,923
Other employee benefit expenses	303,358	124,631	427,989	274,838	121,858	396,696	335,829	144,668	480,497
Depreciation	45,068,673	1,841,954	46,910,627	43,969,732	1,926,226	45,895,958	42,002,745	1,908,719	43,911,464
Amortization	848,214	1,368,440	2,216,654	895,732	1,848,651	2,744,383	834,384	2,060,558	2,894,942
According to UMC’s Articles of Incorporation, the employees and directors’ compensation shall be distributed in the following order:
UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.2% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds
of the total number of directors, distribute the aforementioned employees and directors’ compensation and report to the shareholders’ meeting for such distribution.
The Company recognizes the employees and directors’ compensation in the profit or loss during the periods when earned for the years ended December 31, 2019, 2020 and 2021. The Board of Directors estimates the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors’ meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period.

The distributions of employees and directors’ compensation for 2019 and 2020 were reported to the shareholders’ meeting on June 10, 2020 and July 7, 2021, respectively, while the distributions of employees and directors’ compensation for 2021 were approved through the Board of Directors’ meeting on February 24, 2022. The details of distribution were as follows:

	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Employees’ compensation – Cash	$1,132,952	$2,581,675	$4,770,909
Directors’ compensation	10,259	32,369	25,264
The aforementioned employees and directors’ compensation for 2019 and 2020 reported during the shareholders’ meeting were consistent with the resolutions of the Board of Directors’ meeting held on February 26, 2020 and February 24, 2021, respectively.
Information relevant to the aforementioned employees and directors’ compensation can be obtained from the “Market Observation Post System” on the website of the TWSE.

(22)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Government grants	$5,366,907	$5,179,643	$5,269,412
Rental income from property, plant and equipment	200,351	198,860	187,166
Gain on disposal of property, plant and equipment	43,036	1,137,320	143,735
Impairment loss
Property, plant and equipment	(84,974)	—	—
Goodwill	(7,398)	—	—
Others	(335,760)	(261,933)	(373,482)

Total	$5,182,162	$6,253,890	$5,226,831

(23)	Non-Operating Income and Expenses

a.	Other gains and losses

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain on valuation of financial assets and liabilities at fair value through profit or loss	$1,279,931	$2,011,403	$2,892,470
Impairment loss
Investments accounted for under the equity method	(25,762)	—	—
Loss on disposal of investments	(16,293)	(91,070)	(16,388)
Others	(71,147)	(1,871,567)	(2,009,952)

Total	$1,166,729	$48,766	$866,130

Others included the one-time payment to MICRON TECHNOLOGY, INC. (MICRON) due to the worldwide settle agreement between UMC and MICRON (Please refer to Note 9(7)) and the losses of financial instrument transaction recognized in 2021, and the losses for the settlement approved by the U.S. Department of Justice regarding allegation of conspiracy to engage in theft of trade secrets recognized in 2020, respectively.

b.	Finance costs

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$672,902	$377,193	$437,055
Bank loans	1,808,633	1,417,028	1,285,708
Lease liabilities	178,112	154,730	145,187
Others	274,168	55,467	139
Financial expenses	63,828	69,015	94,841

Total	$2,997,643	$2,073,433	$1,962,930

	For the year ended December 31, 2019
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$106,403	$—	$106,403	$(21,281)	$85,122
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	—	5,486,209	(394,695)	5,091,514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	899,025	—	899,025	(41,643)	857,382
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(3,292,023)	14,085	(3,277,938)	14,949	(3,262,989)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	8,799	6,594	15,393	(8,843)	6,550

Total other comprehensive income (loss)	$3,208,413	$20,679	$3,229,092	$(451,513)	$2,777,579

	For the year ended December 31, 2020
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(192,581)	$—	$(192,581)	$38,516	$(154,065)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	4,815,361	—	4,815,361	(134,887)	4,680,474
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	883,508	—	883,508	(115,048)	768,460
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,917,361)	(2,919)	(2,920,280)	38,541	(2,881,739)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	37,474	22,843	60,317	7,372	67,689

Total other comprehensive income (loss)	$2,626,401	$19,924	$2,646,325	$(165,506)	$2,480,819

	For the year ended December 31, 2021
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)

Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(197,477)	$—	$(197,477)	$39,495	$(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	—	5,811,342	(360,061)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	—	2,959,130	(96,510)	2,862,620
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(4,743,299)	2,283	(4,741,016)	23,175	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,018)	(394)	(24,412)	6,763	(17,649)

Total other comprehensive income (loss)	$3,805,678	$1,889	$3,807,567	$(387,138)	$3,420,429

(25)	Income Tax

a.	The major components of income tax expense (benefit) for the years ended December 31, 2019, 2020 and 2021 were as follows:

i.	Income tax expense (benefit) recorded in profit or loss

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$772,795	$2,346,937	$7,088,975
Adjustments in respect of current income tax of prior periods	(1,033,780)	(1,140,060)	(150,260)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	465,530	49,035	407,280
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	231,971	683,080	723,270
Adjustment of prior year’s deferred income tax	121,189	(246,173)	(130,841)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(327,359)	(1,736)	(20,172)

Income tax expense recorded in profit or loss	$230,346	$1,691,083	$7,918,252

ii.	Deferred income tax related to components of other comprehensive income (loss)

(i)	Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$(21,281)	$38,516	$39,495
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(394,695)	(134,887)	(360,061)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(41,643)	(115,048)	(96,510)

Income tax related to items that will not be reclassified subsequently to profit or loss	$(457,619)	$(211,419)	$(417,076)

(ii)	Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$14,949	$38,541	$23,175
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(8,843)	7,372	6,763

Income tax related to items that may be reclassified subsequently to profit or loss	$6,106	$45,913	$29,938

iii. Income tax charged directly to equity

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)

Current income tax expense (benefit):
Disposal of parent company’s stock by subsidiary recognized as treasury stock transactions	$—	$—	$(203)
Deferred income tax expense (benefit):
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	(45)	3,691	—
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(532)	(91)	22
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(514)	—	—

Income tax charged directly to equity	$(1,091)	$3,600	$(181)

b.	A reconciliation between income tax expense (benefit) and income before tax at UMC’s applicable tax rate were as follows:

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$4,806,596	$22,542,750	$58,496,432

At UMC’s statutory income tax rate	961,319	4,508,550	11,699,286
Adjustments in respect of current income tax of prior periods	(1,033,780)	(1,140,060)	(150,260)
Net changes in loss carry-forward and investment tax credits	2,387,922	447,570	(845,267)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(169,568)	(505,537)	183,123
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,778,820)	(2,500,688)	(3,258,695)
Investment gain	(270,610)	(431,501)	(1,388,877)
Dividend income	(139,093)	(130,672)	(171,725)
Others	110,991	32,268	6,463
Basic tax	3,215	2,803	—
Estimated income tax on unappropriated earnings	150,401	1,087,216	1,558,031
Effect of different tax rates applicable to UMC and its subsidiaries	(102,608)	(191,687)	116,174
Taxes withheld in other jurisdictions	19,749	25,193	43,443
Others	91,228	487,628	126,556

Income tax expense recorded in profit or loss	$230,346	$1,691,083	$7,918,252

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,116,855	$2,155,961
Loss carry-forward	685,531	62,367
Pension	828,410	770,847
Refund liabilities	240,165	140,861
Allowance for inventory valuation losses	595,910	433,630
Investment loss	389,743	349,794
Unrealized profit on intercompany sales	1,348,202	1,125,370
Others	461,160	439,439

Total deferred income tax assets	6,665,976	5,478,269

Deferred income tax liabilities
Unrealized exchange gain	(559,334)	(580,191)
Depreciation	(156,000)	(78,792)
Investment gain	(933,038)	(1,354,740)
Bonds	—	(6,353)
Amortizable assets	(316,049)	(303,841)
Others	(687)	—

Total deferred income tax liabilities	(1,965,108)	(2,323,917)

Net deferred income tax assets	$4,700,868	$3,154,352

d.	Movement of deferred tax

	For the years ended December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)

Balance as of January 1	$5,342,127	$4,700,868
Amounts recognized in profit or loss during the period	(484,206)	(979,537)
Amounts recognized in other comprehensive income (loss)	(165,506)	(387,138)
Amounts recognized in equity	3,600	22
Exchange adjustments	4,853	(179,863)

Balance as of December 31	$4,700,868	$3,154,352

e.
The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2021, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2018, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2012. There is an uncertain tax position that the outcome of the income tax returns of certain companies within the Company may not be accepted by the tax authorities of the respective countries of operations. For the recognition and measurement of deferred income tax and current income tax which involved significant accounting judgments, estimates and assumptions, please refer to Note 5(3).

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption had expired on December 31, 2020.

g.
UMC’s branch in Singapore obtained two tax incentives granted by the Singapore government for a period of five years from August 2020. The qualifying incomes are either tax-exempt or taxed at concessionary tax rate. The incentive period will end in July 2025.

h.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized were as follows:

	As of December 31,
	2020	2021
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period

1-5 years	$40,910,279	$38,562,420
6-10 years	2,674,422	2,730,567

Total	$43,584,701	$41,292,987

i.	As of December 31, 2020 and 2021, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$2,942 million and NT$4,433 million, respectively.

j.
As of December 31, 2020 and 2021, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$11,463 million and NT$14,904 million, respectively.

(26)	Earnings Per Share

a.	Earnings per share-basic

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,155,097	$22,860,744	$51,246,425

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,850,052	12,005,126

Earnings per share-basic (NTD)	$0.71	$1.93	$4.27

b.	Earnings per share- diluted

	For the years ended December 31,
	2019	2020	2021
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,155,097	$22,860,744	$51,246,425
Effect of dilution
Unsecured convertible bonds	289,121	69,019	—

Income attributable to shareholders of the parent	$8,444,218	$22,929,763	$51,246,425

Weighted—average number of ordinary shares for basic earnings per share (thousand shares)	11,565,068	11,850,052	12,005,126
Effect of dilution
Restricted stocks for employees	—	30,911	159,478
Employees’ compensation	90,047	65,657	80,243
Unsecured convertible bonds	1,295,729	303,630	—

Weighted—average number of ordinary shares after dilution (thousand shares)	12,950,844	12,250,250	12,244,847

Earnings per share-diluted (NTD)	$0.65	$1.87	$4.19

(27)	Reconciliation of Liabilities Arising from Financing Activities
For the year ended December 31, 2019

	As of December 31, 2018	Cash Flows	Non-cash changes		As of December 31, 2019
Items			Foreign exchange	Others (Note A)
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$13,103,808	$(993,723)	$(368,507)	$273,628	$12,015,206
Long-term loans (current portion included)	30,826,215	3,876,991	(802,975)	1,843	33,902,074
Bonds payable (current portion included)	41,378,182	(2,500,000)	—	(96,766)	38,781,416
Guarantee deposits (current portion included)	665,793	252,269	(2,021)	(619,347)	296,694 (Note E	)
Lease liabilities	6,006,457	(633,488)	(78,432)	736,488 (Note C )	6,031,025
Other financial liabilities-noncurrent (Note B)	20,410,355	—	(698,127)	381,213	20,093,441
For the year ended December 31, 2020

			Non-cash changes
Items	As of December 31, 2019	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2020
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$12,015,206	$(933,392)	$(75,751)	$51,069		$11,057,132
Long-term loans (current portion included)	33,902,074	136,920	(972,888)	—		33,066,106
Bonds payable (current portion included)	38,781,416	(13,702,875)	—	(6,388,157 (Note D	) )	18,690,384
Guarantee deposits (current portion included)	296,694	(59,819)	(883)	—		235,992 (Note E	)
Lease liabilities	6,031,025	(726,626)	(10,036)	282,501		5,576,864
Other financial liabilities-noncurrent (Note B)	20,093,441	—	281,219	371,964		20,746,624
For the year ended December 31, 2021

			Non-cash changes
Items	As of December 31, 2020	Cash Flows	Foreign exchange	Others (Note A)		As of December 31, 2021
	NT$	NT$	NT$	NT$		NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)		(In Thousands)
Short-term loans	$11,057,132	$(8,974,216)	$(158,792)	$—		$1,924,124
Long-term loans (current portion included)	33,066,106	4,088,537	(529,736)	—		36,624,907
Bonds payable (current portion included)	18,690,384	23,703,692	—	(1,857,418 (Note F	) )	40,536,658
Guarantee deposits (current portion included)	235,992	14,219,408	(85,631)	—		14,369,769 (Note E	)
Lease liabilities	5,576,864	(699,680)	(144,419)	335,989		5,068,754
Other financial liabilities (Note B)	20,746,624	—	(163,387)	382,972		20,966,209
Note A: Other
non-cash
changes mainly consisted of discount amortization measured by the effective interest method.
Note B: Please refer to Note 9(6) for more details on other financial liabilities.
Note C: Including the impact from acquisition of a subsidiary.
Note D: Please refer to Note 6(13) for the Company’s convertible bonds.
Note E: Guarantee deposits mainly consisted of deposits of capacity reservation.
Note F: Please refer to Note 6(13) for the Company’s exchangeable bonds.

(28)	Business Combinations
UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC)
The Company exercised the call option of a joint venture agreement between FUJI SEMICONDUCTOR LIMITED (FSL) to acquire 84.1% ownership interest in MIE FUJITSU SEMICONDUCTOR LIMITED (MIFS) for JPY 54.4 billion on October 1, 2019. The Company previously held 15.9% of ownership interest in MIFS. MIFS became a wholly-owned subsidiary of the Company and was renamed as USJC upon completion of the acquisition. USJC is a 300mm fab in Japan that is currently manufacturing 90nm, 65nm and 40nm products. The fab fits the Company’s specialty technology focus and long-term growth projections. USJC will increase the Company’s foundry market share, provide business synergies and benefit from economies of scale while broadening the Company’s comprehensive specialty and logic technologies to serve Japanese and international customers.
The fair value of the net identifiable assets acquired and liabilities assumed was in excess of the aggregate consideration transferred and the previously held ownership interest of 15.9% in USJC at the acquisition date, and the difference was recognized as bargain purchase gain. The previously held ownership interest of 15.9% in USJC was previously accounted for as financial assets at fair value through other comprehensive income, non-current.
It was subsequently remeasured at fair value with the consideration for a minority interest discount on the acquisition date resulting in the bargain purchase gain. Upon the acquisition, the Company recognized a loss on disposal of NT$375 million and the accumulated unrealized losses on the previously held ownership interest was reclassified from other comprehensive income to retained earnings for the year ended December 31, 2019.
Upon the acquisition, USJC contributed NT$4,277 million of operating revenues and NT$305 million to profit before tax from continuing operations of the Company, respectively, for the year ended December 31, 2019. If the combination had taken place at the beginning of the year, operating revenues from the continuing operations would have been NT$160,767 million and the profit before tax from continuing operations for the Company would have been NT$5,606 million, respectively, for the year ended December 31, 2019.

(29)	Deconsolidation of Subsidiaries
NEXPOWER TECHNOLOGY CORP. (NEXPOWER)
NEXPOWER, the subsidiary of UMC, was resolved for dissolution and liquidation by the shareholders’ meeting on November 11, 2020 and the liquidator took control on the same day. According to IFRS 10, the Company has lost control over NEXPOWER and therefore derecognized its relevant assets and liabilities at the date when the control was lost.

a.	Derecognized assets and liabilities mainly consisted of:

NT$
(In Thousands)

Assets
Cash and cash equivalents	$776,586
Other current assets	18

776,604

Liabilities
Other payables	(194)

(194)

Net assets of the deconsolidation	$776,410

b.	Consideration received and gain recognized from the deconsolidation:

NT$
(In Thousands)

Cash received	$722,559
Less: Net assets of the deconsolidation	(776,410)
Add: Non-controlling interests	51,565
Other comprehensive income from equity reclassified to profit or loss due to derecognition	4,061

Gain on deconsolidation (Note A)	$1,775

Note A: Gain on deconsolidation was recognized as
other
gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$
(In Thousands)
Cash received	$722,559
Net cash of subsidiary derecognized	(776,586)

Net cash outflow from deconsolidation	$(54,027)